6. OIL AND GAS PROPERTY INTERESTS (Details - Capitalization) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property acquisition and lease payments	$ 2,153,718	$ 2,540,223
Geological and geophysical	296,135	365,934
Project management	787,938	939,721
Drilling	2,686,873	3,205,440
Assaying and analysis	97,525	116,347
Asset retirement obligations	87,262	104,104
Camp and field supplies	31,841	37,987
Travel and accommodation	95,734	114,210
Total expenditures	6,237,026	7,423,966
Peace River [Member]
Property acquisition and lease payments	2,153,718	2,502,876
Geological and geophysical	296,136	353,289
Project management	787,938	939,721
Drilling	2,686,873	3,205,440
Assaying and analysis	97,525	116,347
Asset retirement obligations	87,262	104,104
Camp and field supplies	31,841	37,987
Travel and accommodation	95,734	114,210
Total expenditures	6,237,026	7,373,974
Drowned Property [Member]
Property acquisition and lease payments	0	37,347
Geological and geophysical	0	12,645
Project management	0	0
Drilling	0	0
Assaying and analysis	0	0
Asset retirement obligations	0	0
Camp and field supplies	0	0
Travel and accommodation	0	0
Total expenditures	$ 0	$ 49,992